INTEREST AND OTHER FINANCING EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
Borrowing costs [abstract]
Disclosure of interest and other financing expense

	2017	2016	2015
Interest and other financing expense:
Long-term debt	$810	$664	$618
Other (1)	—	—	1
	810	664	619
Less: amounts capitalized on qualifying assets	82	233	244
Total interest and other financing expense	728	431	375
Total interest income	(97)	(48)	(53)
Net interest and other financing expense	$631	$383	$322

(1)	Includes the fair value impact of interest rate swaps on US dollar debt securities.